Impairment Testing	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Note 13 - Impairment Testing

Note 13 - Impairment Testing

Impairment testing for intangible assets with an indefinite useful life

Goodwill - The goodwill is not monitored for internal reporting purposes and, accordingly, it is allocated to the Company’s operating segments and not to the cash-generating units, the level of which is lower than the operating segment. The examination of impairment in the carrying amount of the goodwill is made accordingly.

Trademarks - For impairment testing purpose, the trademarks with indefinite useful life were allocated to the cash-generating units, which represent the lowest level within the Company.

The carrying amounts of intangible assets with an indefinite useful life are as follows:

As at December 31
2018	2017
$ millions	$ millions

Goodwill
Phosphate Solutions	127	140
Industrial Products	92	93
Innovative Ag. Solutions	71	73
Potash	19	20
	309	326

Trademarks
Industrial Products, United States	13	13
Phosphate Solutions, United States	12	12
Industrial Products, Europe	5	6
	30	31
	339	357

Note 13 - Impairment Testing (cont’d)

Impairment testing for intangible assets with an indefinite useful life (cont’d)

As a result of a structural change, which entered into effect on August 31, 2018, (see Note 5) the Company is operating through four business segments and consequently, goodwill has been reallocated to the new segments. The comparative Goodwill amounts have been restated to reflect this change.

In preparation of the goodwill impairment testing, the after‑tax discount rate used for the calculation of the recoverable amount of the operating segments is 9.5% nominal. The long‑term growth rate is between 0% and 2%, in industries and markets in which the Company is engaged.

The recoverable amount of the operating segments was determined based on their value in use, which is an internal valuation of the discounted future cash flows that will be generated from the continuing operation of the operating segments. The examinations determined that the carrying amount of the operating segments is lower than their recoverable amount and, accordingly, no impairment loss was recognized.